Document and Entity Information	3 Months Ended
	Jun. 30, 2011	Aug. 12, 2011
Document and Entity Information
Entity Registrant Name	Mexus Gold US
Document Type	10-Q
Document Period End Date	Jun. 30, 2011
Amendment Flag	false
Entity Central Index Key	0001355677
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding		162,292,383
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1